Share-based payments - Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares
Share incentive plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,493,826	2,493,826	2,650,861	2,650,861
Number of non-vested shares, awarded (in shares)	1,187,887	1,187,887	987,665	987,665
Number of non-vested shares, forfeited (in shares)	(146,816)	(146,816)	(202,248)	(202,248)
Number of non-vested shares, cancelled	(65,267)	(65,267)	(42,812)	(42,812)
Number of non-vested shares, vested (in shares)	(883,951)	(883,951)	(899,640)	(899,640)
Number of non-vested shares, ending balance (in shares)	2,585,679	2,585,679	2,493,826	2,493,826
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 43.55		£ 37.50
Weighted average fair value at grant date, non-vested shares, awarded | £ / shares	50.37		52.07
Weighted average fair value at grant date, non-vested shares, forfeited | £ / shares	56.66		23.84
Weighted average fair value at grant date, non-vested shares, cancelled | £ / shares	44.99		45.09
Weighted average fair value at grant date, non-vested shares, vested | £ / shares	39.69		39.44
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 47.22		£ 43.55
Share incentive plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	2,164,568	2,164,568	2,216,734	2,216,734
Number of non-vested shares, awarded (in shares)	1,068,556	1,068,556	887,022	887,022
Number of non-vested shares, forfeited (in shares)	(155,631)	(155,631)	(130,990)	(130,990)
Number of non-vested shares, cancelled	(46,300)	(46,300)	(46,624)	(46,624)
Number of non-vested shares, vested (in shares)	(690,488)	(690,488)	(761,574)	(761,574)
Number of non-vested shares, ending balance (in shares)	2,340,705	2,340,705	2,164,568	2,164,568
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 92.31		$ 82.52
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		95.69		105.47
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		96.46		90.01
Weighted average fair value at grant date, non-vested shares, cancelled | $ / shares		86.44		87.08
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		86.96		79.86
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 95.27		$ 92.31
– Management Share Awards | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,241,695	1,241,695
Number of non-vested shares, ending balance (in shares)	1,220,559	1,220,559	1,241,695	1,241,695
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 43.63
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 48.82		£ 43.63
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	529,054	529,054	547,487	547,487
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 54.59		£ 60.74
– Management Share Awards | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,178,538	1,178,538
Number of non-vested shares, ending balance (in shares)	1,150,641	1,150,641	1,178,538	1,178,538
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 95.70
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 103.00		$ 95.70
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	486,587	486,587	550,161	550,161
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 113.18		$ 122.89
– Bonus Deferral Awards | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	158,572	158,572
Number of non-vested shares, ending balance (in shares)	139,782	139,782	158,572	158,572
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 42.31
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 55.96		£ 42.31
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	136,317	136,317	100,368	100,368
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 55.11		£ 47.96
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	23,611	23,611	23,371	23,371
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | £ / shares	£ 55.98		£ 46.12
– Bonus Deferral Awards | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	46,660	46,660
Number of non-vested shares, ending balance (in shares)	60,862	60,862	46,660	46,660
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 96.08
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 113.13		$ 96.08
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	32,080	32,080	34,279	34,279
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 107.78		$ 105.55
Number of vested awards settled in cash during the year (including dividend shares applied on vesting) (in shares)	12,699	12,699	19,607	19,607
Weighted average share price, vested awards settled in cash during the year (including dividend shares applied on vesting) | $ / shares		$ 113.23		$ 93.5
– Global Employee Share Plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	1,060,394	1,060,394
Number of non-vested shares, ending balance (in shares)	1,191,738	1,191,738	1,060,394	1,060,394
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 43.49
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 44.51		£ 43.49
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	478,204	478,204	407,314	407,314
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 51.52		£ 54.61
– Global Employee Share Plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	939,370	939,370
Number of non-vested shares, ending balance (in shares)	1,129,202	1,129,202	939,370	939,370
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 87.86
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 86.43		$ 87.86
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	337,782	337,782	312,109	312,109
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 104.82		$ 112.33
– UK Share Plan | Rio Tinto plc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	33,165	33,165
Number of non-vested shares, ending balance (in shares)	33,600	33,600	33,165	33,165
Weighted average fair value at grant date, non-vested shares, beginning balance | £ / shares	£ 47.94
Weighted average fair value at grant date, non-vested shares, ending balance | £ / shares	£ 49.05		£ 47.94
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	12,176	12,176	20,111	20,111
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | £ / shares	£ 55.20		£ 57.15
– UK Share Plan | Rio Tinto Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares, beginning balance (in shares)	0	0
Number of non-vested shares, ending balance (in shares)	0	0	0	0
Weighted average fair value at grant date, non-vested shares, beginning balance | $ / shares		$ 0
Weighted average fair value at grant date, non-vested shares, ending balance | $ / shares		$ 0		$ 0
Number of vested awards settled in shares during the year (including dividend shares applied on vesting) (in shares)	0	0	0	0
Weighted average share price, vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 0		$ 0